Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Taxes Payable [Abstract]
VAT payable	$ 654,799	$ 693,239
Corporate income tax payable	417,445	462,792
Withholding tax payable	343,753	349,582
Disability insurance fund payable	1,011,958	776,979
Other tax payables	75,420	72,474
Total tax payables	$ 2,503,375	$ 2,355,066